Material accounting policies, judgements and estimates	3 Months Ended
Nov. 30, 2024
Material Accounting Policies Judgements And Estimates
Material accounting policies, judgements and estimates

3.	Material accounting policies, judgements and estimates

The accounting policies, judgements and estimates applied in these interim condensed consolidated financial statements are consistent with those set out in Notes 3 and 4 of the Company’s annual consolidated financial statements for the year ended August 31, 2024.